Comparative information 2021 - Summary of Income From Reinsurance Ceded (Detail) - IFRS4 and IAS39 [member] - Previously Reported [member] € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure Of Income From Reinsurance Ceded [Line Items]
Recovered claims and benefits	€ 3,377
Change in technical provisions	738
Commissions	147
Amortization charges	2
Total	€ 4,263